Investment in finance leases, net - Components of net investment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Industries [Abstract]
Future minimum lease payments to be received, net	$ 1,265,710	$ 1,156,693
Estimated residual values of leased flight equipment	537,162	597,184
Less: Unearned income	(517,211)	(490,502)
Less: Allowance for credit losses (Note 22)	(9,022)	(8,924)
Net investment in finance leases	$ 1,276,639	$ 1,254,451